Stockholders’ Equity	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Stockholders’ Equity

8. Stockholders’ Equity

On May 5, 2021, the Board of Directors of the Company authorized the issuance and sale of up to $50,000 of the Company’s Common Shares, Series D Preferred Shares, Series E Preferred Shares and Series F Preferred Shares. On October 29, 2021, the Company announced the Board’s authorization of the issuance and sale up to an additional $100,000 of Common Shares, Series D Preferred Shares, Series E Preferred Shares and Series F Preferred Shares.

In 2022 and 2021, the Company issued 4,633,473 and 6,049,498 common shares for net proceeds of $43,841 and $50,538, respectively. In 2023, the Company did not issue additional common shares.

In 2022, the Company issued 165 of its Series D Preferred Shares, 2,239 of its Series E Preferred Shares and 5,888 of its Series F Preferred Shares for total net proceeds of $192. In 2021, the Company issued 92,093 Series D Preferred Shares, 143,708 Series E Preferred Shares and 741,259 Series F Preferred Shares for net proceeds of $2,240, $3,501, and $18,000, respectively. In 2023, the Company issued nil preferred shares.

In 2021, the Company acquired and held as treasury stock, 19,836 common shares for a total amount of $168 and did not purchase any preferred shares. In 2021, the Company sold 320,599 shares from its treasury stock for net proceeds of $3,211 resulting in a loss of $273 included in the consolidated statement of stockholders’ equity.

In 2021, the Company redeemed 2,155,714 Series G Convertible Preferred Shares in exchange for 2,288,841 Series B Cumulative Redeemable Perpetual Preferred Shares of Shyris Shipping Company S.A. (“Shyris Shipping”), respectively a wholly owned subsidiary of the Company, par value $0.001 per share, each with a liquidation preference of $10.00 per share, per Series G Convertible Preferred Shares ($22,889 in the aggregate) payable for the number of Series G Convertible Preferred Shares. The difference between the carrying value of the redeemed Series G Convertible Preferred shares and the fair value of the Shyris Shipping Company Preferred Shares, amounting to $2,171, in total, was recognized as a deemed dividend to the holders of the Series G Convertible Preferred Shares, and has been considered in the calculation of Loss per Common Share in 2021 (Note 10).

The redemption price at which the Series G Convertible Preferred Shares exchanged was the higher of 95% of the as-converted value of the Series G Convertible Preferred Shares, based on a six-month volume weighted average price (“VWAP”) of the Company’s common shares, or a price providing for a return of 7.75% per annum on an actual/360-day basis on the Series G Convertible Preferred Shares, taking into account all dividends actually received on the Series G Convertible Preferred Shares. In September 2022, the holder exercised the conversion option and proceeded to the conversion of all 459,286 Series G Preferred Shares that remained outstanding into 306,190 common shares of the Company. The Company had nil Series G Convertible Preferred Shares outstanding as of December 31, 2023 and December 31, 2022 respectively.

The Series B Cumulative Redeemable Perpetual Preferred Shares of Shyris Shipping (the “Shyris Shipping Preferred Shares”) are entitled to receive cumulative semi-annual dividends from Shyris Shipping at a rate of 7.50% per annum, payable in arrears on the 1st day of March and September of each year, as, when and if declared by the Shyris Shipping Board of Directors. Shyris Shipping paid dividends on the Shyris Shipping Preferred Shares amounting to $1,446, $1,698 and $864 in the period ended December 31, 2023, 2022 and 2021, respectively (Note 10). As long as Shyris Shipping Preferred Shares were outstanding, Shyris Shipping cannot declare or pay dividends to the Company or incur additional indebtedness without the consent of the holder of Shyris Shipping Preferred Shares.

The holders of the Shyris Shipping Preferred Shares have no right to vote on matters on which shareholders of the Company are entitled to vote. The holders of the Shyris Shipping Preferred Shares generally do not have any other voting rights, however, in the event that six semi-annual dividends, whether consecutive or not, payable on Shyris Shipping Preferred Shares are in arrears, the holders of Shyris Shipping Preferred Shares, will have the right, voting separately as a class, to elect one member of Shyris Shipping’s board of directors and the affirmative vote or consent of the holders of at least two-thirds of the outstanding Shyris Shipping Preferred Shares, voting as a single class, are required for Shyris Shipping to take certain actions.

The Shyris Shipping Preferred Shares were non-convertible and perpetual, and redeemable by Shyris Shipping, in whole or in part, at redemption prices that decline over time from 112.5% to 100% of the deemed issuance price, plus any accrued and unpaid dividends. The Shyris Shipping Preferred Shares did not meet the criteria for mandatorily redeemable financial instruments and their value of $22,889, upon issuance was included in non-controlling interest. Additionally, the Company determined that the economic characteristics and risks of the embedded redemption features were clearly and closely related to the host contract, apart from the feature discussed below.

If Shyris Shipping, directly or indirectly, sells or otherwise voluntarily disposes of a vessel, including any of the four conventional tankers its wholly-owned subsidiaries currently own, or a stake in any vessel owning company or causes a vessel to be damaged or a charter or management agreement relating to any vessel to be terminated or breached, then all net proceeds (after payment of related expenses and associated debt) received therefrom were required to be used to redeem Shyris Shipping Preferred Shares on a pro rata basis. The Company determined that the redemption feature did meet the definition of a derivative, but the fair value of the instrument was zero due to the expectations under which the feature would be exercised.

During 2022, Shyris Shipping redeemed 250,000 of the outstanding Series B Cumulative Redeemable Perpetual Preferred Shares for an aggregate redemption price of $2,500 and was included in non-controlling interest in the accompanying consolidated balance sheet as at December 31, 2022. On January 20, 2023, July 25, 2023, and September 1, 2023, Shyris Shipping redeemed 100,000, 500,000 and 1,438,841 of the outstanding Series B Cumulative Redeemable Perpetual Preferred Shares for an aggregate redemption price of $1,000, $5,000, and $14,388, respectively. Following these redemptions, no Series B Cumulative Redeemable Perpetual Preferred Shares were outstanding as of December 31, 2023.

On July 7, 2023, the Company redeemed all of its 3,517,061 Series D Preferred Shares, with a liquidation preference of $25.00 per share along with the payment of a final dividend of $0.243056 per share, declared on May 30, 2023. The difference between the carrying value and the fair value of the Series D Preferred Shares, amounting to $3,256, was recognized as a reduction of retained earnings as a deemed dividend, and has been considered in the calculations of Earnings per Common Share in 2023 (Note 10).